AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks — 98.4%
Aerospace & Defense — 1.1%
AAR Corp.*(a)	40,536	$1,963,158
Ducommun, Inc.*	26,469	1,386,711
Maxar Technologies, Inc.	54,176	2,137,785
		5,487,654
Air Freight & Logistics — 0.1%
Atlas Air Worldwide Holdings, Inc.*(a)	7,191	621,087
Airlines — 0.3%
Allegiant Travel Co.*	7,612	1,236,113
Auto Components — 0.6%
Adient PLC*	61,218	2,495,858
Goodyear Tire & Rubber Co. (The)*(a)	30,702	438,731
		2,934,589
Banks — 16.3%
Amalgamated Financial Corp.	28,219	507,095
Ameris Bancorp	55,715	2,444,774
Associated Banc-Corp.	93,638	2,131,201
Atlantic Union Bankshares Corp.	82,162	3,014,524
Banner Corp.	61,405	3,594,035
Berkshire Hills Bancorp, Inc.	27,889	807,944
Brookline Bancorp, Inc.	135,496	2,143,547
Cadence Bank	106,816	3,125,436
Columbia Banking System, Inc.(a)	55,292	1,784,273
Community Bank System, Inc.	33,834	2,373,455
ConnectOne Bancorp, Inc.	82,377	2,636,888
CVB Financial Corp.(a)	163,949	3,805,256
Eastern Bankshares, Inc.	147,944	3,186,714
FB Financial Corp.	55,708	2,474,549
First Financial Bankshares, Inc.(a)	41,930	1,849,952
First Merchants Corp.	76,308	3,174,413
First of Long Island Corp. (The)	15,656	304,666
German American Bancorp, Inc.	38,282	1,454,333
Glacier Bancorp, Inc.(a)	46,184	2,322,131
Hancock Whitney Corp.	87,799	4,578,718
Heritage Financial Corp.	58,352	1,462,301
Home BancShares, Inc.	114,259	2,582,253
Independent Bank Corp.(a)	39,875	3,257,389
Lakeland Financial Corp.	42,536	3,105,128
OceanFirst Financial Corp.	105,959	2,129,776
Pacific Premier Bancorp, Inc.	70,616	2,496,276
PacWest Bancorp	66,198	2,855,120
Pinnacle Financial Partners, Inc.	18,097	1,666,372
Renasant Corp.	74,857	2,503,967
SouthState Corp.(a)	34,423	2,808,572
Towne Bank	65,471	1,960,202
TriCo Bancshares	53,982	2,160,899
United Community Banks, Inc.	95,757	3,332,343
		80,034,502
Beverages — 0.7%
Primo Water Corp.	245,277	3,495,197
Biotechnology — 1.7%
Agios Pharmaceuticals, Inc.*(a)	38,425	1,118,552
Alkermes PLC*	49,679	1,307,055
Allogene Therapeutics, Inc.*(a)	37,027	337,316
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Bluebird Bio, Inc.*	39,434	$191,255
Blueprint Medicines Corp.*(a)	6,732	430,040
Cytokinetics, Inc.*(a)	15,209	559,843
Ironwood Pharmaceuticals, Inc.*(a)	99,118	1,246,904
Mersana Therapeutics, Inc.*	53,713	214,315
Myriad Genetics, Inc.*	61,554	1,551,161
REVOLUTION Medicines, Inc.*	31,889	813,488
Turning Point Therapeutics, Inc.*	23,368	627,431
		8,397,360
Building Products — 1.4%
Griffon Corp.	30,583	612,578
Resideo Technologies, Inc.*	132,322	3,153,233
Zurn Water Solutions Corp.	93,827	3,321,476
		7,087,287
Capital Markets — 0.9%
Houlihan Lokey, Inc.	9,593	842,265
P10, Inc. (Class A Stock)*	74,891	907,679
PJT Partners, Inc. (Class A Stock)	17,602	1,111,038
Stifel Financial Corp.	22,526	1,529,516
		4,390,498
Chemicals — 2.0%
Avient Corp.	134,511	6,456,528
HB Fuller Co.	34,745	2,295,602
Tronox Holdings PLC (Class A Stock)	58,586	1,159,417
		9,911,547
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	12,076	555,979
Brady Corp. (Class A Stock)	14,483	670,129
Deluxe Corp.(a)	78,793	2,382,700
		3,608,808
Communications Equipment — 0.7%
Viavi Solutions, Inc.*	205,710	3,307,817
Construction & Engineering — 1.2%
Arcosa, Inc.	41,022	2,348,509
Dycom Industries, Inc.*(a)	26,188	2,494,669
MasTec, Inc.*	14,089	1,227,152
		6,070,330
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*(a)	71,063	2,207,217
Consumer Finance — 0.3%
FirstCash Holdings, Inc.	7,056	496,319
LendingClub Corp.*	56,908	898,008
Oportun Financial Corp.*	20,539	294,940
		1,689,267
Diversified Financial Services — 0.1%
Alerus Financial Corp.	14,378	397,408
Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.*	50,210	2,024,467
A1

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 2.5%
ALLETE, Inc.	61,368	$4,110,429
IDACORP, Inc.	38,382	4,427,747
MGE Energy, Inc.	45,335	3,617,280
		12,155,456
Electrical Equipment — 0.1%
Array Technologies, Inc.*(a)	31,121	350,734
Electronic Equipment, Instruments & Components — 1.8%
CTS Corp.	48,477	1,713,177
FARO Technologies, Inc.*	30,100	1,562,792
Insight Enterprises, Inc.*	12,430	1,333,988
Knowles Corp.*	101,827	2,192,335
TTM Technologies, Inc.*	143,569	2,127,693
		8,929,985
Energy Equipment & Services — 1.9%
Cactus, Inc. (Class A Stock)	28,609	1,623,275
ChampionX Corp.*	134,894	3,302,205
Helmerich & Payne, Inc.	42,569	1,821,102
Liberty Oilfield Services, Inc. (Class A Stock)*(a)	73,186	1,084,617
NexTier Oilfield Solutions, Inc.*	154,423	1,426,868
		9,258,067
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	55,824	1,375,503
Equity Real Estate Investment Trusts (REITs) — 10.6%
Acadia Realty Trust	142,209	3,081,669
DigitalBridge Group, Inc.*	495,917	3,570,603
Healthcare Realty Trust, Inc.(a)	174,260	4,788,665
Highwoods Properties, Inc.	64,308	2,941,448
Hudson Pacific Properties, Inc.	155,105	4,304,164
Pebblebrook Hotel Trust(a)	194,351	4,757,713
RLJ Lodging Trust	339,929	4,786,200
Ryman Hospitality Properties, Inc.*	52,452	4,865,972
Sabra Health Care REIT, Inc.	258,979	3,856,197
SITE Centers Corp.	227,723	3,805,251
STAG Industrial, Inc.	126,315	5,223,125
Terreno Realty Corp.	78,626	5,822,255
		51,803,262
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	42,024	2,841,243
Performance Food Group Co.*	5,596	284,892
United Natural Foods, Inc.*	33,124	1,369,677
		4,495,812
Food Products — 1.8%
Hostess Brands, Inc.*	125,829	2,760,688
Nomad Foods Ltd. (United Kingdom)*(a)	76,103	1,718,406
Simply Good Foods Co. (The)*	71,919	2,729,326
Sovos Brands, Inc.*	38,964	552,510
Utz Brands, Inc.(a)	76,714	1,133,833
		8,894,763
	Shares	Value
Common Stocks (continued)
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	19,189	$2,643,476
ONE Gas, Inc.(a)	55,049	4,857,524
		7,501,000
Health Care Equipment & Supplies — 2.6%
Avanos Medical, Inc.*	77,004	2,579,634
CONMED Corp.	24,355	3,617,935
LivaNova PLC*	32,424	2,653,256
Merit Medical Systems, Inc.*	19,340	1,286,497
NuVasive, Inc.*	44,210	2,506,707
		12,644,029
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.*	49,095	3,217,195
AMN Healthcare Services, Inc.*	8,890	927,494
Invitae Corp.*(a)	35,352	281,756
Option Care Health, Inc.*	71,193	2,033,272
Owens & Minor, Inc.(a)	62,810	2,764,896
Tenet Healthcare Corp.*	66,702	5,733,704
		14,958,317
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	113,902	2,565,073
Hotels, Restaurants & Leisure — 1.3%
Boyd Gaming Corp.	9,838	647,144
SeaWorld Entertainment, Inc.*	42,350	3,152,534
Travel + Leisure Co.	47,073	2,727,409
		6,527,087
Household Durables — 1.1%
Century Communities, Inc.	34,309	1,837,933
Installed Building Products, Inc.(a)	15,396	1,300,808
Meritage Homes Corp.*	26,097	2,067,666
		5,206,407
Independent Power & Renewable Electricity Producers — 0.6%
NextEra Energy Partners LP(a)	34,092	2,841,909
Insurance — 2.9%
AMERISAFE, Inc.	20,596	1,023,003
BRP Group, Inc. (Class A Stock)*	23,178	621,866
CNO Financial Group, Inc.	140,533	3,525,973
Enstar Group Ltd.*	10,775	2,813,891
Primerica, Inc.	6,359	870,038
RLI Corp.	12,953	1,432,991
Selective Insurance Group, Inc.	41,489	3,707,457
		13,995,219
IT Services — 0.4%
LiveRamp Holdings, Inc.*	52,111	1,948,430
Leisure Products — 0.5%
Callaway Golf Co.*(a)	102,100	2,391,182
Life Sciences Tools & Services — 0.1%
Pacific Biosciences of California, Inc.*(a)	47,053	428,182
Machinery — 4.9%
Astec Industries, Inc.	43,324	1,862,932

A2

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Chart Industries, Inc.*(a)	24,716	$4,245,467
Colfax Corp.*(a)	69,870	2,780,127
Columbus McKinnon Corp.	62,395	2,645,548
EnPro Industries, Inc.	25,731	2,514,691
ESCO Technologies, Inc.	25,473	1,781,072
Federal Signal Corp.	91,715	3,095,381
Hillenbrand, Inc.	31,145	1,375,675
Kennametal, Inc.	80,623	2,306,624
Terex Corp.	38,380	1,368,631
		23,976,148
Media — 2.5%
Entravision Communications Corp. (Class A Stock)	153,450	983,614
Gray Television, Inc.	100,602	2,220,286
iHeartMedia, Inc. (Class A Stock)*	76,633	1,450,663
John Wiley & Sons, Inc. (Class A Stock)	60,995	3,234,565
Nexstar Media Group, Inc. (Class A Stock)(a)	13,999	2,638,532
TEGNA, Inc.	68,472	1,533,773
		12,061,433
Metals & Mining — 2.1%
Allegheny Technologies, Inc.*(a)	67,151	1,802,333
Coeur Mining, Inc.*	76,106	338,672
Commercial Metals Co.	78,858	3,282,070
Constellium SE*	131,931	2,374,758
Hecla Mining Co.	281,471	1,849,264
Warrior Met Coal, Inc.	19,054	707,094
		10,354,191
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
KKR Real Estate Finance Trust, Inc.(a)	117,980	2,431,568
PennyMac Mortgage Investment Trust(a)	214,926	3,630,100
TPG RE Finance Trust, Inc.	61,532	726,693
Two Harbors Investment Corp.(a)	338,281	1,870,694
		8,659,055
Multiline Retail — 0.8%
Dillard’s, Inc. (Class A Stock)(a)	1,001	268,658
Macy’s, Inc.(a)	158,010	3,849,124
		4,117,782
Oil, Gas & Consumable Fuels — 7.6%
Antero Resources Corp.*	189,402	5,782,443
Brigham Minerals, Inc. (Class A Stock)	90,483	2,311,841
Centennial Resource Development, Inc. (Class A Stock)*(a)	302,823	2,443,781
Chesapeake Energy Corp.(a)	37,418	3,255,366
DT Midstream, Inc.	19,320	1,048,303
HF Sinclair Corp.(a)	38,274	1,525,219
Magnolia Oil & Gas Corp. (Class A Stock)(a)	76,601	1,811,614
Murphy Oil Corp.	10,567	426,801
Oasis Petroleum, Inc.	12,472	1,824,653
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ovintiv, Inc.(a)	120,497	$6,515,273
PDC Energy, Inc.	33,400	2,427,512
Renewable Energy Group, Inc.*	15,740	954,631
SM Energy Co.	110,285	4,295,601
Viper Energy Partners LP	92,600	2,738,182
		37,361,220
Personal Products — 0.1%
BellRing Brands, Inc.*(a)	13,067	301,586
Professional Services — 3.6%
ASGN, Inc.*	32,171	3,754,677
CBIZ, Inc.*	63,195	2,652,294
First Advantage Corp.*	113,626	2,294,109
ICF International, Inc.	31,746	2,988,569
KBR, Inc.	109,651	6,001,199
		17,690,848
Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	148,312	3,617,330
Road & Rail — 1.5%
ArcBest Corp.	28,728	2,312,604
Avis Budget Group, Inc.*(a)	11,201	2,949,224
Saia, Inc.*	8,738	2,130,499
		7,392,327
Semiconductors & Semiconductor Equipment — 2.1%
Cohu, Inc.*	70,557	2,088,487
MACOM Technology Solutions Holdings, Inc.*	50,969	3,051,514
Onto Innovation, Inc.*	40,973	3,560,144
Semtech Corp.*	22,946	1,591,076
		10,291,221
Software — 0.6%
Bottomline Technologies DE, Inc.*	16,641	943,212
Cerence, Inc.*(a)	14,078	508,216
InterDigital, Inc.	20,980	1,338,524
		2,789,952
Specialty Retail — 1.2%
Abercrombie & Fitch Co. (Class A Stock)*(a)	12,045	385,319
Academy Sports & Outdoors, Inc.(a)	45,725	1,801,565
Bed Bath & Beyond, Inc.*	13,866	312,401
Citi Trends, Inc.*(a)	1,381	42,293
Group 1 Automotive, Inc.	15,113	2,536,415
Signet Jewelers Ltd.(a)	10,977	798,028
		5,876,021
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.*	45,788	2,353,045
Deckers Outdoor Corp.*	2,330	637,884
		2,990,929
Thrifts & Mortgage Finance — 2.4%
MGIC Investment Corp.	222,171	3,010,417
NMI Holdings, Inc. (Class A Stock)*	79,391	1,637,042

A3

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Walker & Dunlop, Inc.	24,387	$3,156,166
Washington Federal, Inc.	117,143	3,844,633
		11,648,258
Trading Companies & Distributors — 1.6%
Beacon Roofing Supply, Inc.*(a)	43,362	2,570,500
WESCO International, Inc.*	39,372	5,123,872
		7,694,372
Water Utilities — 0.4%
SJW Group	27,011	1,879,425
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	125,272	2,365,135

Total Common Stocks (cost $424,385,647)		482,238,798
Exchange-Traded Fund — 1.1%
iShares Russell 2000 Value ETF(a)	33,490	5,405,286
(cost $5,365,279)

Total Long-Term Investments (cost $429,750,926)		487,644,084
Short-Term Investments — 18.4%
Affiliated Mutual Fund — 17.5%
PGIM Institutional Money Market Fund (cost $86,009,939; includes $85,994,906 of cash collateral for securities on loan)(b)(we)	86,086,395	86,008,917
Unaffiliated Fund — 0.9%
Dreyfus Government Cash Management (Institutional Shares)	4,377,109	4,377,109
(cost $4,377,109)

Total Short-Term Investments (cost $90,387,048)		90,386,026

TOTAL INVESTMENTS—117.9% (cost $520,137,974)		578,030,110

Liabilities in excess of other assets — (17.9)%		(87,829,858)

Net Assets — 100.0%		$490,200,252

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,100,702; cash collateral of $85,994,906 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4